As filed with the Securities and Exchange Commission on October 27, 2015

Securities Act Registration No. 333-196273

Investment Company Act Reg. No. 811-22930

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8	☒

(Check appropriate box or boxes.)

USCF ETF Trust

(Exact Name of Registrant as Specified in Charter)

1999 Harrison Street, Suite 1530, Oakland CA 94612

(Address of Principal Executive Offices) (Zip Code)

(510) 522-9600

(Registrant’s Telephone Number, including Area Code)

Carolyn M. Yu

General Counsel

USCF Advisers LLC

1999 Harrison Street, Suite 1530

Oakland, CA 94612

(Name and Address of Agent for Service)

Copy to:

James M. Cain

Cynthia R. Beyea

Sutherland Asbill & Brennan LLP

700 Sixth Street NW, Suite 700

Washington, DC 20001

Phone: (202) 383-0100

Facsimile: (202) 637-3593

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

This filing relates to the Stock Split Index Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on this 27 day of October, 2015.

USCF ETF TRUST

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Chairman, President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Stuart P. Crumbaugh	Chief Financial Officer (Principal Accounting and
Stuart P. Crumbaugh	Principal Financial Officer), Treasurer, Secretary, and Trustee	October 27, 2015

/s/ Nicholas D. Gerber
Nicholas D. Gerber	Chairman, President, Principal Executive Officer, and Trustee	October 27, 2015

/s/ Andrew F. Ngim
Andrew F. Ngim	Trustee	October 27, 2015

*
H. Abram Wilson	Independent Trustee	October 27, 2015

**
Thomas E. Gard	Independent Trustee	October 27, 2015

*
Jeremy Henderson	Independent Trustee	October 27, 2015

*
John D. Schwartz	Independent Trustee	October 27, 2015

*By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Attorney in Fact
(pursuant to Power of Attorney dated June 27, 2014)

**By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
Attorney in Fact
(pursuant to Power of Attorney dated October 13, 2015)

EXHIBIT INDEX

Exhibit No.	Exhibit Name

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase